Loans - Schedule of Outstanding Balances of Loans (Details) - Short-Term Debt [Member]		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Outstanding Balances of Loans [Line Items]
Total		$ 11,580,000	¥ 78,574,000	¥ 74,650,000
Less: Bank loans – current portion		(10,327,000)	(70,074,000)	(65,800,000)
Bank loans– non-current portion		1,253,000	8,500,000	8,850,000
Industrial Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	693	4,700	4,800,000
Industrial Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			21,900,000
Industrial Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]			5,000,000
Industrial Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	1,179	8,000	8,000,000
Industrial Bank Jilin Branch Five [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	663	4,500	4,750,000
Industrial Bank Jilin Branch Six [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	735,000	4,990,000
Industrial Bank Jilin Branch Seven [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	738	5,010
Industrial Bank Jilin Branch Eight [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	3,228,000	21,900,000
Industrial Bank Hong Kong Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[1]	1,412	9,574	10,200,000
China Minsheng Bank Jilin Branch [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			3,000,000
China Minsheng Bank Jilin Branch One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			2,010,000
China Minsheng Bank Jilin Branch Two [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	735	4,990	4,990,000
China Minsheng Bank Jilin Branch Three [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	442	3,000
China Minsheng Bank Jilin Branch Four [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	296,000	2,010,000
Bank of Jilin [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]			10,000
Bank of jilin One [Member]
Schedule of Outstanding Balances of Loans [Line Items]
Total	[2]	$ 1,459,000	¥ 9,900,000

[1]	The repayments were guaranteed by buildings and land use right.
[2]	The repayments were guaranteed by Jilin Zhengye Group Co.,Ltd.